Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit after tax	£ 1,384	£ 471	[1]	£ 733	[1]
Non-cash items included in profit:
– Depreciation and amortisation	501	562		543
– Provisions for other liabilities and charges	381	273		441
– Impairment losses	(228)	672		239
– Corporation tax charge	504	134		279
– Other non-cash items	(147)	(267)		(439)
– Pension charge/(credit) for defined benefit pension schemes	38	38		35
Non-cash items included in profit	1,049	1,412		1,098
Net change in operating assets and liabilities:
– Cash and balances at central banks	(64)	(147)		(71)
– Derivative assets	1,725	(90)		1,943
– Other financial assets at fair value through profit or loss	1,007	1,603		1,664
– Loans and advances to banks and customers	(971)	(2,654)		170
– Reverse repurchase agreements - non trading	7,024	3,924		(5,044)
– Other assets	324	(340)		247
– Deposits by banks and customers	10,735	19,977		641
– Repurchase agreements - non trading	(7,550)	(2,958)		5,943
– Derivative liabilities	(807)	136		79
– Other financial liabilities at fair value through profit or loss	(1,109)	(1,618)		(959)
– Debt securities in issue	(329)	(223)		(529)
– Other liabilities	(603)	(921)		(514)
Net change in operating assets and liabilities	9,382	16,689		3,570
Corporation taxes paid	(427)	(159)		(292)
Effects of exchange rate differences	(542)	410		(1,079)
Net cash flows from operating activities	10,846	18,823		4,030
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(613)	(373)		(505)
Proceeds from sale of property, plant and equipment and intangible assets	437	166		108
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,256)	(3,015)		(5,013)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	4,509	9,858		8,300
Net cash flows from investing activities	3,077	6,636		2,890
Cash flows from financing activities
Issue of other equity instruments	210	0		500
Issue of debt securities and subordinated notes	2,878	5,614		4,145
Issuance costs of debt securities and subordinated notes	(6)	(13)		(15)
Repayment of debt securities and subordinated notes	(11,914)	(12,037)		(7,969)
Repurchase of preference shares	0	0		14
Disposal of non-controlling interests	(181)	0		0
Repurchase of other equity instruments	(210)	0		(304)
Dividends paid on ordinary shares	(1,358)	(129)		(315)
Dividends paid on preference shares and other equity instruments	147	148		142
Dividends paid on non-controlling interests	0	(15)		(12)
Principal elements of lease payments	(25)	(45)		(54)
Net cash flows from financing activities	(10,753)	(6,773)		(4,180)
Change in cash and cash equivalents	3,170	18,686		2,740
Cash and cash equivalents at beginning of the year	47,682	28,951		26,264
Effects of exchange rate changes on cash and cash equivalents	(18)	45		(53)
Cash and cash equivalents at end of the year	50,834	47,682		28,951
Cash and cash equivalents consist of:
Cash and balances at central banks	48,139	41,250		21,180
Less: regulatory minimum cash balances	(918)	(854)		(707)
Cash and bank balances at central banks less regulatory minimum cash balances	47,221	40,396		20,473
Other cash equivalents: Loans and advances to banks - Non trading	1,074	1,435		1,995
Other cash equivalents: Reverse repurchase agreements	2,539	5,851		6,483
Cash and cash equivalents at the end of the year	£ 50,834	£ 47,682		£ 28,951

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.